Financial Assets and Financial Liabilities - Summary of Significant Unobservable Inputs (Level 3) Used for Recurring Fair Value Measurements and the Effect of the Measurements (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets [Roll Forward]
Beginning balance	€ 9,739.6
Ending balance	10,680.2	€ 9,739.6
Liabilities [Roll Forward]
Beginning balance	2,171.2
Ending balance	1,248.9	2,171.2
Level 3
Assets [Roll Forward]
Beginning balance	41.1
Ending balance	47.2	41.1
Liabilities [Roll Forward]
Beginning balance	47.8
Ending balance	120.6	47.8
Level 3 | Other financial assets
Assets [Roll Forward]
Beginning balance	39.6	0.0
Additions	0.0	43.4
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets		(3.8)
Ending balance	46.6	39.6
Level 3 | Other financial assets | Finance Income (Expense)
Assets [Roll Forward]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	(7.0)
Level 3 | Other financial assets | Other Operating Income (Expense)
Assets [Roll Forward]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	0.0
Level 3 | Contingent consideration
Liabilities [Roll Forward]
Beginning balance	47.8	38.8
Additions	(79.6)	0.0
Net change in fair value		(9.0)
Ending balance	120.6	€ 47.8
Level 3 | Contingent consideration | Finance Income (Expense)
Liabilities [Roll Forward]
Net change in fair value	(4.9)
Level 3 | Contingent consideration | Other Operating Income (Expense)
Liabilities [Roll Forward]
Net change in fair value	€ 11.7